Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income (loss) for the year before tax	$ 430,949	$ 511,720	$ (2,038,034)
Expected tax expense (recovery)	123,341	138,164	(550,269)
Change in statutory, foreign tax, foreign exchange rates and other	(158,538)	(184,459)	183,916
Permanent differences	125,175	103,865	140,572
Impact of SRED and ITC due to rate differences	(504,153)
Adjustment to prior years provision versus statutory tax returns	(73,796)	(911)	(26,902)
Change in unrecognized deductible temporary differences	462,103	101,921	226,705
Current income tax (recovery) expense	(25,868)	158,580	(25,978)
Deferred income tax expense (recovery)
Total income tax (recovery) expense	$ (25,868)	$ 158,580	$ (25,978)